EA Series Trust
19 East Eagle Road
Havertown, PA 19083

June 9, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”) File Nos. 333-195493; 811-22961 Concourse Capital Focused Equity ETF (S000092527)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 6, 2025, and filed electronically as Post-Effective Amendment No. 499 to the Trust’s Registration Statement on June 6, 2025.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (614) 226-0139 or joshua.hinderliter@etfarchitect.com.
Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President